EARNINGS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNINGS PER ORDINARY SHARE

6 EARNINGS PER ORDINARY SHARE

Accounting policies

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share is a trend measure, which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisitions and disposals related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including US tax reform) and taxation thereon.

The calculations of the basic, diluted and adjusted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2018	2017	2016
	$ million	$ million	$ million
Earnings
Attributable profit for the year	663	767	784
Adjusted attributable profit (see below)	881	826	735

Attributable profit is reconciled to adjusted attributable profit as follows:

		2018	2017	2016
	Notes	$ million	$ million	$ million
Attributable profit for the year		663	767	784
Acquisition and disposal related items		(7)	(10)	9
Restructuring and rationalisation costs	3	120	–	62
Amortisation and impairment of acquisition intangibles[1]	9	118	140	178
Legal and other[2]		38	(13)	(20)
Profit on disposal of business	21	–	–	(326)
US tax reform	5	–	(32)	–
Taxation on excluded items	5	(51)	(26)	48
Adjusted attributable profit		881	826	735
1	Amortisation and impairment of acquisition intangibles includes a $113m charge within operating profit and a $5m charge within share of result of associates.
2

Legal and other charge in 2018 includes $34m (2017: $16m credit, 2016: $30m credit) within operating profit (refer to Note 2.5) and a $4m charge (2017: $3m charge, 2016: $5m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2016, legal and other credit also includes a $5m charge within share of results of associates for expenses incurred by Bioventus for an aborted initial public offering of shares.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2018	2017	2016
Number of shares (millions)
Basic weighted number of shares	873	874	890
Dilutive impact of share incentive schemes outstanding	3	1	3
Diluted weighted average number of shares	876	875	893
Earnings per ordinary share
Basic	76.0¢	87.8¢	88.1¢
Diluted	75.7¢	87.7¢	87.8¢
Adjusted[3]	100.9¢	94.5¢	82.6¢
3	Adjusted earnings per share is calculated using the basic weighted number of shares.